Vessels, net - Consolidated Statement of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vessels, net [Abstract]
Vessels depreciation	$ 2,253	$ 4,578	$ 4,578
Depreciation on office furniture and equipment	33	31	23
Depreciation of right of use asset	112	112	0
Total	$ 2,398	$ 4,721	$ 4,601